Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 3	€ 24	€ 37
Current assets	295
Total assets	298
Non-current liabilities	(6)	(92)	(10)
Current liabilities	(79)
Total liabilities	(85)
Market value	213	(215)	126
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	284
Total assets	284
Non-current liabilities	0
Current liabilities	(62)
Total liabilities	(62)
Market value	222	(209)	103
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	33
Total assets	33
Non-current liabilities	0
Current liabilities	(23)
Total liabilities	(23)
Market value	10	7	(15)
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	251
Total assets	251
Non-current liabilities	0
Current liabilities	(39)
Total liabilities	(39)
Market value	212	(216)	118
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	3
Current assets	11
Total assets	14
Non-current liabilities	(6)
Current liabilities	(1)
Total liabilities	(7)
Market value	7	20	27
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	0
Current liabilities	(16)
Total liabilities	(16)
Market value	€ (16)	€ (26)	€ (4)